Inventory, Net (Tables)	12 Months Ended
Jun. 30, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory
Inventories consisted of the following:	As of June 30,
	2019	2018
Raw materials	$795,047	$825,675
Work in process	1,136,582	1,076,749
Finished goods	3,431,102	2,256,171
	5,362,731	4,158,595
Less: inventory allowance	-	(5,012)
Inventory, net	$5,362,731	$4,153,583